13003514

NASDAQ
THE NASDAQ OMX GROUP

OCT 15 2013

Washington, DC 20549

William Slattery, CFA
Vice President
Listing Qualifications

001- 36133

By Electronic Mail

October 15, 2013

CORINAS

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on October 15, 2013 The Nasdaq Stock Market (the "Exchange") received from ForceField Energy Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, $0.001 par value

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery